CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2015 shares	Jan. 31, 2015 shares	Oct. 31, 2013 shares	Jul. 31, 2011 shares	Sep. 30, 2010 shares
Convertible Redeemable Series A Preferred Shares
Convertible preferred stock, par value (in dollars per share) | $ / shares						$ 0.001
Convertible preferred stock, shares authorized (in shares)					3,125,000	3,125,000
Convertible preferred stock, shares issued (in shares)	0	0	0	0	3,125,000	3,125,000					3,125,000
Convertible preferred stock, shares outstanding (in shares)	0	0	0	0	3,125,000	3,125,000
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0
Convertible Redeemable Series A-1 Preferred Shares
Convertible preferred stock, par value (in dollars per share) | $ / shares						$ 0.001
Convertible preferred stock, shares authorized (in shares)					1,302,084	1,302,084
Convertible preferred stock, shares issued (in shares)	0	0	0	0	1,302,084	1,302,084				1,302,084
Convertible preferred stock, shares outstanding (in shares)	0	0	0	0	1,302,084	1,302,084
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0
Convertible Redeemable Series B Preferred Shares
Convertible preferred stock, par value (in dollars per share) | $ / shares						$ 0.001
Convertible preferred stock, shares authorized (in shares)					2,962,239	2,962,239
Convertible preferred stock, shares issued (in shares)	0	0	0	0	2,962,239	2,962,239			2,962,239
Convertible preferred stock, shares outstanding (in shares)	0	0	0	0	2,962,239	2,962,239
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0
Convertible Redeemable Series C Preferred Shares
Convertible preferred stock, par value (in dollars per share) | $ / shares						$ 0.001
Convertible preferred stock, shares authorized (in shares)					4,640,843	4,640,843
Convertible preferred stock, shares issued (in shares)	0	0	0	0	4,640,843	4,640,843	4,640,843	4,640,843
Convertible preferred stock, shares outstanding (in shares)	0	0	0	0	4,640,843	4,640,843
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0
Class A Ordinary Shares
Ordinary share, par value per share (in dollars) | $ / shares		$ 0.001		$ 0.001
Ordinary share, shares authorized (in shares)	20,000,000	20,000,000	20,000,000	20,000,000
Ordinary share, shares issued	4,543,461	4,543,461	4,543,461	4,543,461
Ordinary share, shares outstanding	4,543,461	4,543,461	4,543,461	4,543,461
Class B Ordinary Shares
Ordinary share, par value per share (in dollars) | $ / shares		$ 0.001		$ 0.001
Ordinary share, shares authorized (in shares)	180,000,000	180,000,000	180,000,000	180,000,000
Ordinary share, shares issued	26,280,367	26,280,367	25,191,705	25,191,705
Ordinary share, shares outstanding	26,280,367	26,280,367	25,191,705	25,191,705